POLARIS GLOBAL VALUE FUND




                               SEMI-ANNUAL REPORT

                                NOVEMBER 30, 2000









                                     POLARIS
                            CAPITAL MANAGEMENT, INC.
                          http://www.polariscapital.com

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
                                                     November 30, 2000
Dear Fellow Shareholder:

The fiscal semi-annual report for the Polaris Global Value Fund for the period June 1 through November 30, 2000 shows that the Fund's cumulative return for this period, (5.87)%, outperformed its benchmark, the MSCI World Index, which returned -9.37%.*

During this six month period, the Fund enjoyed a surge of investor interest in companies that display traditional value measures. Ironically, only one year ago, some pundits predicted that value investing had no appeal in a new economy world. As increased volatility continues to plague the stock market, we believe more and more investors will revisit value opportunities.

Our portfolio benefited from strong performance of companies that represent excellent value. Specifically, the Fund's investment in U.S. banks increased in value, as did investments in copper, paper, methanol, utilities and platinum group metals.

These positive results were offset by declines in Europe and initial purchases of technology companies in the United States, Europe and Korea. The Fund made the strategic decision to make purchases in the technology sector recently, since the valuation of these companies now appears to reflect overly pessimistic rates of long-term growth. This is a far different scenario than six months ago when, at the peak of the market, the valuation of many technology companies could only be justified by assuming extraordinarily optimistic growth rates. As evidenced by the technology sector, the dramatic fall in the stock prices of many companies has created excellent buying opportunities for the value discipline used by Polaris Capital to manage the Fund.

More importantly, catalysts like corporate acquisitions and stock repurchase programs are emerging, helping to potentially increase the values of undervalued companies. During the last two years, catalysts were largely absent from securities markets. We believe this absence was due mainly to intense investor speculation, which sent extremely large fund flows into a narrow sector of the market. This left little or no liquidity for other corporate activity. Now that market speculation has subsided there has been a noticeable resurgence of stock repurchase activity among our portfolio companies, as well as an increase in the number of takeovers. For example, only one month after the Fund invested in the UK oil company LASMO, PLC, the company agreed to be purchased by Amerada Hess Corporation of the United States. This level of activity should bode well for the implementation of the value strategy used to manage the Fund.

In addition to this fiscal semi-annual report, you also will receive a detailed calendar year report. With the thousands of mutual funds to choose from, I welcome you as a fellow investor in the Polaris Global Value Fund. If you have any questions or need additional information, please call Forum Fund Services, LLC, the Fund's distributor, at (888) 263-5594 or visit the Fund's website at WWW.POLARISFUNDS.COM. The website includes the current prospectus, application forms, IRA documents, analyses of the Fund, quarterly reports, and my current comments, among other information. You may also use the home page to contact the Fund's distributor or myself via e-mail.

Sincerely,

/s/ BERNARD R. HORN, JR.

Bernard R. Horn, Jr.
Portfolio Manager

--------------------------------------------------------------------------------

* RESULTS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. AS OF DECEMBER 31, 2000, THE FUND'S AVERAGE ANNUAL RETURNS FOR THE 1-, 5- AND 10-YEAR PERIODS WERE -5.82%, 10.66%, AND 13.15%, RESPECTIVELY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. TOTAL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED. WITHOUT THESE WAIVERS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

THE MSCI WORLD INDEX ("MSCI") MEASURES THE PERFORMANCE OF A DIVERSE RANGE OF GLOBAL STOCK MARKETS IN THE UNITED STATES, CANADA, EUROPE, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE MSCI IS UNMANAGED AND DOES INCLUDE THE REINVESTMENT OF DIVIDENDS, NET OF WITHHOLDING TAXES. IT IS NOT POSSIBLE TO INVEST IN ANY INDEX.

THERE ARE SPECIAL RISKS ASSOCIATED WITH INVESTING IN FOREIGN SECURITIES SUCH AS SUCH AS VOLATILITY OF CURRENCY EXCHANGE RATES, AND IN SOME CASES, POLITICAL AND ECONOMIC INSTABILITY AND RELATIVELY ILLIQUID MARKETS.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF NOVEMBER 30, 2000 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------

COMMON STOCK (97.5%)

     SHARES               SECURITY DESCRIPTION              VALUE          SHARES          SECURITY DESCRIPTION          VALUE
---------------       ----------------------------       -----------    ------------    --------------------------    -----------
APPAREL & ACCESSORY STORES (1.2%)                                       GENERAL MERCHANDISE STORES (1.6%)
    3,000 Payless ShoeSource, Inc. +                       $ 200,250      8,700 Sears, Roebuck & Co. *                  $ 282,228
                                                         ------------                                                  -----------
BUILDING & CONSTRUCTION (5.0%)                                          INDUSTRIALS (8.1%)
   57,000 Barratt Development PLC                            255,338    112,980 ASM Pacific Technology Ltd.               187,589
  179,000 Countryside Properties PLC                         341,295     17,900 Cohu, Inc.                                255,075
  118,000 Crest Nicholson PLC                                257,606     11,500 GSI Lumonics, Inc. +                      116,438
                                                         ------------
                                                             854,239      8,100 Kone Oyj B Shares                         496,743
                                                         ------------
BUSINESS SERVICES (0.6%)                                                 18,900 Walter AG                                 345,663
                                                                                                                       -----------
   10,543 Cendant Corp. +                                     96,864                                                    1,401,508
                                                         ------------                                                  -----------
                                                                        MEASURING, ANALZING, & CONTROLLING INSTRUMENT;
CHEMICALS AND ALLIED PRODUCTS (4.0%)                                       PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.1%)
  137,000 Methanex Corp. +                                   695,193      6,300 Teradyne, Inc. + *                        189,394
                                                         ------------                                                  -----------
COMMUNICATIONS (4.0%)                                                   METALS AND MINING (3.2%)
  122,000 Total Access Communication Public Co. Ltd. +       387,960     39,595 Palabora Mining Co.                       219,397
    5,368 Verizon Communications, Inc.                       301,615      6,700 Phelps Dodge Corp. *                      329,138
                                                         ------------                                                  -----------
                                                             689,575                                                      548,535
                                                         ------------                                                  -----------
CONSUMER GOODS (5.9%)                                                   MISCELLANEOUS MANUFACTURING INDUSTRIES (1.6%)
    4,600 Christian Dior SA                                  205,620     13,700 RHI AG                                    268,926
                                                                                                                       -----------
   76,369 Fedders Corp. A Shares                             348,435
   33,000 Kesko Oyj B Shares                                 309,956    OIL & GAS EXTRACTION (2.2%)
  145,800 VTech Holdings Ltd.                                145,810    149,000 LASMO PLC                                 370,168
                                                                                                                       -----------
                                                         ------------
                                                           1,009,821
                                                         ------------
ELECTRONICS AND ELECTRICAL EQUIPMENT (11.0%)                            PAPER AND FOREST PRODUCTS (4.4%)
    6,100 Amkor Technology, Inc. + *                          97,219    174,000 Jefferson Smurfit Group PLC               277,183
   15,000 Arisawa Manufacturing Co. Ltd.                     399,472     74,700 Sappi Ltd.                                477,594
                                                                                                                       -----------
    4,684 Draka Holding NV                                   232,412                                                      754,777
                                                                                                                       -----------
    9,580 Intel Corp. *                                      364,639    PRIMARY METAL INDUSTRIES (2.2%)
    9,000 Samsung Display Devices Co.                        336,910      8,200 Impala Platinum Holdings Ltd.             385,733
                                                                                                                       -----------
    1,400 Samsung Electronics Co.                            186,596
    6,500 STMicroelectronics NV                              274,141    RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (5.2%)
                                                         ------------
                                                           1,891,389     16,400 Continental AG                            234,128
                                                         ------------
FINANCIAL INSTITUTIONS (26.1%)                                           95,000 Pirelli SpA                               299,362
   25,900 Abington Bancorp, Inc.                             242,813     16,600 Trex Co., Inc. +                          363,125
                                                                                                                       -----------
   12,100 ABN AMRO Holding NV                                253,845                                                      896,615
                                                                                                                       -----------
   16,100 American Bank of Connecticut                       310,931    TEXTILES (1.8%)
   45,200 Banca Popolare di Milano                           289,589      8,800 Gamma Holding NV                          306,414
                                                                                                                       -----------
   19,400 Banco Bilbao Vizcaya Argentina, SA                 259,394
   20,812 Banknorth Group, Inc.                              399,330    TRANSPORTATION (2.0%)
    3,400 Banque Nationale de Paris                          262,820         61 East Japan Railway Co.                    351,337
                                                                                                                       -----------
   20,100 BostonFed Bancorp, Inc.                            376,875
   60,400 Charter Pacific Bank +                             120,800    TRANSPORTATION EQUIPMENT (1.5%)
   24,000 Hawthorne Financial Corp. +                        300,000     11,537 Ford Motor Co.                            262,467
                                                                                                                       -----------
   34,000 Horizon Bank & Trust Co. +                         289,000
   31,000 Ipswich Bancshares, Inc.                           284,813    UTILITIES - ELECTRIC, GAS AND SANITARY SERVICES (4.8%)
    6,616 North Valley Bancorp                                76,084      6,600 Montana Power Co. *                       157,163
  357,000 Sanlam Ltd.                                        372,573      9,600 TXU Corp.                                 383,400
   24,900 Warren Bancorp, Inc.                               183,638     15,900 Union Electrica Fenosa SA                 284,845
   19,760 Webster Financial Corp.                            460,655                                                   -----------
                                                         ------------                                                     825,408
                                                           4,483,160                                                   -----------
                                                         ------------
                                                                        Total Common Stock (Cost $17,193,747)        $ 16,764,001
                                                                                                                      ------------

See Notes to Financial Statements.     3

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited) (concluded)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------

   SHARES           SECURITY DESCRIPTION              VALUE
------------    ----------------------------       -----------
PREFERRED STOCK (0.1%)

    3,606 Cierra Photnics, Inc. #                     $ 25,008
                                                   ------------
Total Perferred Stock (Cost $25,008)                    25,008
                                                   ------------

SHORT-TERM INVESTMENTS (2.4%)

 PRINCIPAL
   AMOUNT           SECURITY DESCRIPTION              VALUE
------------    ----------------------------       -----------
400,917 BT Trust Institutional Cash Management Fund  $ 400,917
  1,175 Middlesex Savings Bank, 5.65%, 5/28/02           1,175
   1196 Stoneham Savings Bank, 5.51%, 2/28/01            1,196
                                                   ------------
Total Short-Term Investments (Cost $403,288)           403,288
                                                   ------------

PURCHASED PUT OPTIONS (0.0%)

  CONTRACTS     SECURITY       PRICE/EXP DATE          VALUE
-------------   -----------------------------       -----------
      20 BE Aerospace               10/January 01          469
      50 Kos Pharmaceuticals, Inc. 15/February 01        1,407
                                                   ------------
Total Purchased Put Options (Cost $19,600)               1,876
                                                   ------------


TOTAL INVESTMENTS (100.0%) ( COST $17,641,643)    $ 17,194,173
                                                  =============


COVERED WRITTEN CALLS

CONTRACTS  UNDERLYING SECURITY    PRICVALUE DATE        VALUE
---------------------------------------------------------------
      30 Amkor Technology, Inc.    30/December 00          469
      50 Intel Corp.             47.5/December 00        1,250
      60 Montana Power Co.        32.5/January 01        2,250
      50 Phelps Dodge Corp.        50/December 00        6,563
      80 Sears, Roebuck & Co.       35/January 01        8,665
      60 Teradyne, Inc.           42.5/January 01        7,125
                                                  -------------
                                                  $     26,322
                                                  -------------

+ Non-income producing security.
# Security valued at fair market value as determined by the Board of Trustees.
* Portion of the security is segregated as collateral for call options written. Aggregate value of segregated securities - $1,082,740.

See Notes to Financial Statements.     4

POLARIS GLOBAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
   Investments (Note 2):
    Investments, at cost                                                                  $ 17,641,643
    Net unrealized depreciation                                                              (447,470)
                                                                                     ------------------
   Total investments, at value                                                              17,194,173

   Receivable for Fund shares issued                                                                50
   Interest, dividends and other receivables                                                    49,582
   Prepaid expenses                                                                                418
   Organization costs, net of amortization (Note 2)                                             21,333
                                                                                     ------------------
Total Assets                                                                                17,265,556
                                                                                     ------------------

LIABILITIES

   Call options written, at fair value (premiums received $ 41,381) (Note 2 and 5)              26,322
   Payable to adviser (Note 3)                                                                  11,195
   Payable to other related parties (Note 3)                                                     1,833
   Accrued expenses and other liabilities                                                       43,680
                                                                                     ------------------
Total Liabilities                                                                               83,030
                                                                                     ------------------

NET ASSETS                                                                                $ 17,182,526
                                                                                     ==================


COMPONENTS OF NET ASSETS
   Paid-in capital                                                                        $ 17,169,377
   Undistributed net investment income                                                          66,428
   Net realized gain on investments
    and foreign currency transactions                                                          329,960
   Net realized gain on options                                                                 55,037
   Unrealized depreciation of investments, options
    and foreign currency transactions                                                        (438,276)
                                                                                     ------------------

NET ASSETS                                                                                $ 17,182,526
                                                                                     ==================

SHARES OF BENEFICIAL INTEREST                                                                2,185,034

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                 $ 7.86

See Notes to Financial Statement.     5

POLARIS GLOBAL VALUE FUND
STATEMENT OF OPERATIONS (unaudited)
PERIOD ENDED NOVEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend income                                                                                  $ 176,777
     Interest income                                                                                      3,558
                                                                                              ------------------
Total Investment Income                                                                                 180,335
                                                                                              ------------------
EXPENSES
     Investment advisory  (Note 3)                                                                       94,180
     Administration  (Note 3)                                                                            20,000
     Transfer agent  (Note 3)                                                                            14,819
     Custody (Note 3)                                                                                    12,442
     Accounting  (Note 3)                                                                                24,000
     Audit                                                                                               10,100
     Legal                                                                                                2,067
     Trustees                                                                                               432
     Compliance                                                                                           3,409
     Reporting                                                                                            5,829
     Amortization of organization costs (Note 2)                                                          4,000
     Miscellaneous                                                                                       15,281
                                                                                              ------------------
Total Expenses                                                                                          206,559
     Fees waived (Note 6)                                                                               (41,728)
                                                                                              ------------------
Net Expenses                                                                                            164,831
                                                                                              ------------------

NET INVESTMENT INCOME                                                                                    15,504
                                                                                              ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
AND FOREIGN CURRENCY TRANSACTIONS
     Net realized loss on investments                                                                  (597,495)
     Net realized gain on options                                                                        55,037
     Net realized loss on foreign currency transactions                                                  (1,058)
                                                                                              ------------------
Net Realized Loss on Investments, Options and Foreign Currency Transactions                            (543,516)
                                                                                              ------------------

     Net change in unrealized depreciation on investments                                              (501,141)
     Net change in unrealized depreciation on options                                                    (2,665)
     Net change in unrealized depreciation on foreign currency transactions                              (2,815)
                                                                                              ------------------
Net Unrealized Depreciation on Investments, Options and Foreign Currency Transactions                  (506,621)
                                                                                              ------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTIONS
AND FOREIGN CURRENCY TRANSACTIONS                                                                    (1,050,137)
                                                                                              ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (1,034,633)
                                                                                              ==================

See Notes to Financial Statements.     6

POLARIS GLOBAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
FOR THE YEAR ENDED MAY 31, 2000 AND THE
PERIOD ENDED NOVEMBER 30, 2000
--------------------------------------------------------------------------------

                                                                          June 1, 2000           June 1, 1999
                                                                               to                     to
                                                                       November 30, 2000         May 31, 2000
                                                                      --------------------- -----------------------

NET ASSETS,  Beginning of Period                                              $ 19,267,079            $ 19,387,580
                                                                      --------------------- -----------------------

OPERATIONS

      Net investment income                                                         15,504                 141,937
      Net realized gain (loss) on investments, options
         and foreign currency transactions                                        (543,516)              1,862,842
      Net change in unrealized depreciation
         on investments, options and foreign currency transactions                (506,621)             (1,197,932)
                                                                      --------------------- -----------------------

Net Increase (Decrease) in Net Assets Resulting
         From Operations                                                        (1,034,633)                806,847
                                                                      --------------------- -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                              -                (718,254)
      Net realized gain on investments                                                   -                (732,166)
                                                                      --------------------- -----------------------

Total Distributions to Shareholders                                                      -              (1,450,420)
                                                                      --------------------- -----------------------

CAPITAL SHARE TRANSACTIONS
      Sale of shares                                                               191,344               2,013,491
      Reinvestment of distributions                                                      -               1,443,663
      Redemption of shares                                                      (1,241,264)             (2,934,082)
                                                                      --------------------- -----------------------

Net Increase (Decrease) from Capital Transactions                               (1,049,920)                523,072
                                                                      --------------------- -----------------------

Net Decrease in Net Assets                                                      (2,084,553)               (120,501)
                                                                      --------------------- -----------------------

NET ASSETS,  End of Period (A)                                                $ 17,182,526            $ 19,267,079
                                                                      ===================== =======================


SHARE TRANSACTIONS
      Sale of shares                                                                22,146                 223,775
      Reinvestment of distributions                                                      -                 164,837
      Redemption of shares                                                        (144,485)               (333,041)
                                                                      --------------------- -----------------------
Net Increase (Decrease)  in Shares                                                (122,339)                 55,571
                                                                      ===================== =======================


(A)    Undistributed net investment income                                        $ 66,428                $ 50,933
                                                                      ===================== =======================

See Notes to Financial Statements.     7

POLARIS GLOBAL VALUE FUND
FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period:

                                                           June 1, 2000         June 1, 1999            June 1, 1998
                                                                to                   to                      to
                                                        November 30, 2000       May 31, 2000        May 31, 1999 (Note 1)
                                                        -------------------    ----------------     ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $8.35               $8.61                    $10.00
                                                        -------------------    ----------------     ---------------------

INVESTMENT OPERATIONS
 Net investment income                                                0.01                0.07                      0.06
 Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                               (0.50)               0.32                     (1.27)
                                                        -------------------    ----------------     ---------------------
Total from Investment Operations                                     (0.49)               0.39                     (1.21)
                                                        -------------------    ----------------     ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                                   -               (0.31)                    (0.04)
 Net realized gain on investments
     and foreign currency transactions                                   -               (0.34)                    (0.14)
                                                        -------------------    ----------------     ---------------------
Total Distributions to Shareholders                                      -               (0.65)                    (0.18)
                                                        -------------------    ----------------     ---------------------
NET ASSET VALUE, END OF PERIOD                                       $7.86               $8.35                     $8.61
                                                        ===================    ================     =====================

TOTAL RETURN                                                         (5.87)%             4.37%                    (11.95)%

RATIO/SUPPLEMENTARY DATA
Net assets at end of period (000's omitted)                        $17,183             $19,267                   $19,388
Ratios to Average Net Assets
 Expenses                                                            1.75% (a)           1.75%                     1.75%
 Expenses, excluding waiver of fees                                  2.19% (a)           2.12%                     2.06%
 Net investment income                                               0.16% (a)           0.70%                     0.63%

PORTFOLIO TURNOVER RATE                                                18%                 38%                       51%


-------------------------
(a)  Annualized.

See Notes to Financial Statements.     8

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

This report relates to Polaris Global Value Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on June 1, 1998 after it acquired the net assets of Global Limited Partnership (the "Partnership"), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989 and ceased operations on May 31, 1998. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. On November 30, 2000, the Fund held a security valued at fair value as determined by the Board of Trustees amounting to $25,008 or 0.1%, of the Fund's net assets. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked-to-market to recognize any gain or loss on the transaction.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Generally, dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain or loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with federal applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS - Costs incurred by the Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust is comprised of 21 active fund series, and it accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY  FEES,  SERVICING  FEES AND OTHER  TRANSACTIONS  WITH  RELATED
PARTIES

INVESTMENT ADVISER - The investment adviser to the Fund is Polaris Capital Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the average daily net assets of the Fund.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.10% of the first $150 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $150 million, subject to a $40,000 minimum.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $24,000, plus certain shareholder account fees.

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") with respect to the Fund under which FAdS is authorized to enter into shareholder service agreements with financial institutions and other persons who provide services for and maintain shareholder accounts as set forth in the Plan. Under the Plan, the Trust, through FAdS, pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. FFS receives no compensation for its distribution services.

OTHER SERVICE PROVIDER- Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000, plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions made by the Fund. Forum Trust, LLC (the "Custodian") serves as the Trust's custodian and may employ subcustodians to provide custody of a Fund's domestic and foreign assets. For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual maintenance custody fee as well as certain other transaction fees

NOTE 4.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, totaled $3,478,232 and $4,424,556 respectively, for the period June 1, 2000 through November 30, 2000.

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 2000, was $17,641,643, and the net unrealized depreciation of investment securities was $447,470. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $2,790,041, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $3,237,511.

NOTE 5. WRITTEN OPTION TRANSACTIONS

                                                                             Calls
                                                         -----------------------------------------------
                                                           Principal Amounts
                                                             of Contracts
                                                             (000 Omitted)             Premiums
                                                             -------------             --------
       OUTSTANDING, JUNE 1, 2000                                      -         $             -

       Options written                                              525                  87,559
       Options terminated in closing transactions                   (15)                 (3,424)
       Options exercised                                              -                       -
       Options expired                                             (175)                (42,754)

       OUTSTANDING, NOVEMBER 30, 2000                               335         $        41,381



NOTE 6. WAIVER OF FEES

The Adviser and FAdS have voluntarily waived fees of $32,728 and $9,000, respectively for the period June 1, 2000 through November 30, 2000.

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


                                                       POLARIS GLOBAL VALUE FUND




        INVESTMENT ADVISER                              SEMI-ANNUAL REPORT
  Polaris Capital Management, Inc.                       NOVEMBER 30, 2000
        125 Summer Street
        Boston, MA 02110


           DISRTIBUTOR
     Forum Funds Services, LLC
        Two Portland Square
       Portland, Maine 04101


         TRANSFER AGENT
 Forum Shareholder Services, LLC
      Two Portland Square
     Portland, Maine 04101




THIS REPORT IS FOR THE INFORMATION OF THE                     POLARIS
 SHAREHOLDERS OF THE POLARIS GLOBAL VALUE              CAPITAL MANAGEMENT, INC.
   FUND. ITS USE IN CONNECTION WITH ANY               http://www.polarisfund.com
OFFERING OF THE FUND'S SHARES IS AUTHORIZED
 ONLY WHEN PRECEDED OR ACCOMPANIED BY THE
      FUND'S CURRENT PROSPECTUS.